SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease
Cash payments for operating leases	$ 1,963	¥ 14,331	¥ 20,582
ROU assets obtained in exchange for operating lease liabilities	$ 1,594	¥ 11,634	¥ 7,825